S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 04, 2026 USD ($) $ / shares shares
Yorkville International Capital Sponsor, LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	15,033,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Yorkville International Capital Sponsor, LLC [Member] | Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 6,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Yorkville International Capital Sponsor, LLC [Member] | Monthly Office Space, Administrative Expenses and Support Services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space, administrative and shared personnel support services
Yorkville International Capital Sponsor, LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Yorkville International Capital Sponsor, LLC [Member] | Repayment Of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Repayment of loans made to us to cover offering related and organizational expenses.
Sponsor Compensation Amount	$ 300,000
Yorkville International Capital Sponsor, LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Working capital loans to fund working capital and to finance transaction costs in connection with an initial business combination
Sponsor Compensation Amount	$ 1,500,000
Mark Angelo [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	150,000
Price Paid or to be Paid for Securities, Total Amount	$ 244.57
Troy Rillo [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	150,000
Price Paid or to be Paid for Securities, Total Amount	$ 244.57
Holders Of Class B Ordinary Shares [Member] | Reimbursement Of Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Yorkville International Capital Sponsor, LLC or Affiliates, Officers and Directors [Member] | Finders Fees, Advisory Fees, Consulting Fees Or Success Fees [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Finder’s fees, advisory fees, consulting fees or success fees